CURRENT AND DEFERRED INCOME TAXES - Deferred tax liability movement (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax liability movement
Opening Balance	$ 125,608,802	$ 130,201,701	$ 126,126,147
Increase (decrease) in deferred tax	(3,417,011)	(6,409,481)	9,474,186
Increase (decrease) due to foreign currency translation	(200,206)	1,816,582	(5,398,632)
Movements	(3,617,217)	(4,592,899)	4,075,554
Ending balance	$ 121,991,585	$ 125,608,802	$ 130,201,701